Label	Element	Value
iShares International High Yield Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	iSHARES® INTERNATIONAL HIGH YIELD BOND ETF Ticker: HYXUStock Exchange: Cboe BZX
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The iShares International High Yield Bond ETF (the “Fund”) seeks to track the investment results of an index composed of euro, British pound sterling and Canadian dollar-denominated, high yield corporate bonds.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you will incur if you buy, hold and sell shares of the Fund. The investment advisory agreement between iShares, Inc. (the “Company”) and BlackRock Fund Advisors (“BFA”) (the “Investment Advisory Agreement”) provides that BFA will pay all operating expenses of the Fund, except: (i) the management fees, (ii) interest expenses, (iii) taxes, (iv) expenses incurred with respect to the acquisition and disposition of portfolio securities and the execution of portfolio transactions, including brokerage commissions, (v) distribution fees or expenses, and (vi) litigation expenses and any extraordinary expenses.
You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (ongoing expenses that you pay each year as a percentage of the value of your investments)1
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to track the investment results of the Markit iBoxx Global Developed Markets ex-US High Yield Index (the “Underlying Index”), which is a rules-based index consisting of high yield (as determined by Markit Indices Limited (the “Index Provider” or “Markit”)) corporate bonds denominated in euros, British pounds sterling and Canadian dollars. The Underlying Index is designed to provide a broad representation of the global ex-U.S. dollar high yield corporate bond market. High yield bonds are also known as “junk bonds.” The Underlying Index is made up of corporate bonds that are issued by companies domiciled in countries classified as developed markets by the Index Provider. Bonds must be from issuers with at least $1 billion face value of debt outstanding. The Underlying Index is a market value weighted index with a cap on each issuer of 3%. There is no limit to the number of issues in the Underlying Index. As of October 31, 2024, a significant portion of the Underlying Index is represented by  securities of companies in the consumer goods and services, financials and telecommunications industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund may invest in privately issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended (the “1933 Act”).
The Fund, under normal market conditions, will invest at least 40% of its assets in issuers organized or located outside the U.S. or doing business outside the U.S.
The maturities of the securities in the Underlying Index range from 1-15 years. As of October 31, 2024, the weighted average maturity of the securities in the Underlying Index was 7.03 years, and the weighted average life of these securities (which includes the impact of calls) was 4.34 years.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to that of an applicable underlying index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., a security's price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the securities in the Underlying Index.
The Fund will invest at least 80% of its assets in the component securities of the Underlying Index, and the Fund will invest at least 90% of its assets in fixed income securities of the types included in the Underlying Index that BFA believes will help the Fund track the Underlying Index. The Fund will invest no more than 10% of its assets in futures, options and swaps contracts that BFA believes will help the Fund track the Underlying Index as well as in fixed income securities other than the types included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Underlying Index is sponsored by Markit, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.
Risk [Heading]	rr_RiskHeading	Summary of Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market index and the Underlying Index. Fund returns assume the reinvestment of any dividends and distributions. The Fund’s returns reflect the impact of any agreements to waive or reimburse expenses, which would reduce performance if not in effect. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information, including the Fund’s current NAV, may be obtained by visiting www.iShares.com or by calling 1-800-iShares (1-800-474-2737) (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below illustrates how the Fund’s performance has varied over different periods and provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table compares the Fund’s performance to that of an appropriate broad-based securities market indexand the Underlying Index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-iShares (1-800-474-2737) (toll free)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.iShares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year-by-Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Return (%)	Period Ended
During the periods shown in the chart:
Best Quarter	14.55%	December 31, 2022
Worst Quarter	-15.82%	March 31, 2020

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns in the table above are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). Fund returns after taxes on distributions and sales of Fund shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sales of Fund shares. As a result, Fund returns after taxes on distributions and sales of Fund shares may exceed Fund returns before taxes and/or returns after taxes on distributions.

iShares International High Yield Bond ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
iShares International High Yield Bond ETF | High Yield Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
High Yield Securities Risk. Securities that are rated below investment-grade (commonly referred to as “junk bonds,” which may include those bonds rated below “BBB-” by S&P Global Ratings and Fitch Ratings, Inc. (“Fitch”) or below “Baa3” by Moody's Investors Service, Inc. (“Moody's”)), or are unrated, may be deemed speculative, may involve greater levels of risk than higher-rated securities of similar maturity and may be more likely to default.

iShares International High Yield Bond ETF | Credit Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Credit Risk. Debt issuers and other counterparties may be unable or unwilling to make timely interest and/or principal payments when due or otherwise honor their obligations. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also adversely affect the value of the Fund’s investment in that issuer. The degree of credit risk depends on an issuer's or counterparty's financial condition and on the terms of an obligation.

iShares International High Yield Bond ETF | Interest Rate Risks [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Interest Rate Risk. Interest rate risk refers to the risk of fluctuations in the value of a fixed-income security due to changes in the general level of interest rates. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand for fixed-income securities. An increase in interest rates generally will cause the value of fixed-income securities to decline. Securities with longer maturities generally are more sensitive to interest rate changes and subject to greater fluctuations in value. Changes in interest rates may have unpredictable effects on fixed-income markets and result in heightened volatility and lower liquidity for certain instruments, which may adversely affect a Fund’s performance. During periods of very low or negative interest rates, a Fund may be unable to maintain positive returns or pay dividends to shareholders.

iShares International High Yield Bond ETF | Risk of Investing in Developed Countries [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Risk of Investing in Developed Countries. The Fund’s investment in developed country issuers will subject the Fund to legal, regulatory, political, currency, security, economic and other risks associated with developed countries. Developed countries tend to represent a significant portion of the global economy and have generally experienced slower economic growth than some less developed countries. Certain developed countries have experienced security concerns, such as war, terrorism and strained international relations. Incidents involving a country’s or region’s security may cause uncertainty in its markets and may adversely affect its economy and the Fund’s investments. In addition, developed countries may be adversely impacted by changes to the economic conditions of certain key trading partners, regulatory burdens, debt burdens and the price or availability of certain commodities.

iShares International High Yield Bond ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s NAV.

iShares International High Yield Bond ETF | Index Related Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Index-Related Risk. The Index Provider may rely on various sources of information to assess the criteria of components of the Underlying Index, including information that may be based on assumptions and estimates. Neither the Fund nor BFA can offer assurances that the Index Provider’s methodology or sources of information will provide an accurate assessment of included components or will result in the Fund meeting its investment objective. Errors in index data, index computations or the construction of the Underlying Index in accordance with its methodology may occur, and the Index Provider may not identify or correct them promptly or at all, which may have an adverse impact on the Fund and its shareholders. Unusual market conditions or other unforeseen circumstances (such as natural disasters, political unrest or war) may impact the Index Provider or a third-party data provider and could cause the Index Provider to postpone a scheduled rebalance. This could cause the Underlying Index to vary from its normal or expected composition.

iShares International High Yield Bond ETF | Asset Class Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Asset Class Risk. The securities and other assets in the Underlying Index or in the Fund’s portfolio may underperform in comparison to financial markets generally, a particular financial market, another index, or other asset classes.

iShares International High Yield Bond ETF | Authorized Participant Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Authorized Participant Concentration Risk.  An “Authorized Participant” is a member or participant of a clearing agency registered with the SEC, which has a written agreement with the Fund or one of its service providers that allows the Authorized Participant to place orders for the purchase and redemption of creation units (“Creation Units”). Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. There are a limited number of institutions that may act as Authorized Participants for the Fund, including on an agency basis on behalf of other market participants. No Authorized Participant is obligated to engage in creation or redemption transactions. To the extent that Authorized Participants exit the business or do not place creation or redemption orders for the Fund and no other Authorized Participant places orders, Fund shares are more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

iShares International High Yield Bond ETF | Call Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity, and the Fund may have to reinvest the proceeds in securities with lower yields, which would result in a decline in the Fund's income, or in securities with greater risks or with other less favorable features.

iShares International High Yield Bond ETF | Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse events that affect the Fund’s investments more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities or other assets of one or more issuers, countries or other geographic units, markets, industries, project types, or asset classes.

iShares International High Yield Bond ETF | Consumer Goods and Services Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Consumer Goods and Services Companies Risk. Consumer goods and services companies (“consumer companies”) face risks related to changes in consumer preferences and disposable income, commodity prices, government regulation, supply chain disruptions, damage to brand or reputation, economic slowdown and labor shortages, among other things.

iShares International High Yield Bond ETF | Currency Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Currency Risk. Because the Fund’s NAV is determined in U.S. dollars, the NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar or if there are delays or limits on the repatriation of foreign currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the Fund’s NAV may change quickly and without warning. In addition, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.

iShares International High Yield Bond ETF | Cybersecurity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund, its adviser, distributor, Index Provider, other service providers, counterparties, or issuers of assets in which the Fund invests may cause disruptions that negatively impact the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. The Fund cannot control the cybersecurity plans and systems of its service providers, counterparties, and other third parties whose activities affect the Fund. In addition, cyber incidents may adversely impact the issuers of securities in which the Fund invests, which may cause such investments to lose value.

iShares International High Yield Bond ETF | Financial Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Financial Companies Risk. Financial services companies are subject to extensive governmental regulation and intervention, which may adversely affect their profitability, the scope of their activities, the prices they can charge, the amount of capital and liquid assets they must maintain and their size, among other things. Financial services companies also may be significantly affected by, among other things, interest rates, economic conditions, volatility in financial markets, credit rating downgrades, adverse public perception, exposure concentration and counterparty risk.

iShares International High Yield Bond ETF | Illiquid Investments Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Illiquid Investments Risk. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without significantly changing the market value of the investment. To the extent the Fund holds illiquid investments, the illiquid investments may reduce its returns because the Fund may be unable to transact at advantageous times or prices. In addition, if the Fund is limited in its ability to sell illiquid investments during periods when shareholders are redeeming their shares, it will need to sell liquid securities to meet redemption requests and illiquid securities will become a larger portion of the Fund’s holdings. During periods of market volatility, liquidity in the market for Fund shares may be impacted by the liquidity in the market for the underlying securities or other assets held by the Fund, which could lead to Fund shares trading at a premium or discount to the Fund’s NAV.

iShares International High Yield Bond ETF | Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Income Risk. The Fund's income may decline if interest rates fall. This decline in income can occur because the Fund may subsequently invest in lower-yielding bonds as bonds in its portfolio mature, are near maturity or are called, bonds in the Underlying Index are substituted, or the Fund otherwise needs to purchase additional bonds.

iShares International High Yield Bond ETF | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Issuer Risk. The performance of the Fund depends on the performance of individual securities or other assets to which the Fund has exposure. The value of securities or other assets may decline, or perform differently from the market as a whole, due to changes in the financial condition or credit rating of the issuer or counterparty.

iShares International High Yield Bond ETF | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Management Risk. The Fund generally does not attempt to take defensive positions under any market conditions, including declining markets. As the Fund will not fully replicate the Underlying Index and may hold securities or other assets not included in the Underlying Index, it is subject to the risk that the investment strategy of BFA and the Sub-Adviser may not produce the intended results. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Underlying Index or that the Fund will achieve its investment objective.

iShares International High Yield Bond ETF | Market Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares (including through a trading halt), losses from trading in secondary markets, periods of high volatility, and disruptions in the process of creating and redeeming Fund shares. Any of these factors, among others, may lead to the Fund’s shares trading in the secondary market at a premium or discount to NAV or to the intraday value of the Fund’s portfolio holdings. If you buy Fund shares at a time when the market price is at a premium to NAV or sell Fund shares at a time when the market price is at a discount to NAV, you may pay significantly more or receive significantly less than the underlying value of the Fund shares.

iShares International High Yield Bond ETF | National Closed Market Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
National Closed Market Trading Risk. To the extent that securities or other assets held by the Fund trade on foreign exchanges or in foreign markets that may be closed when the securities exchange on which the Fund’s shares trade is open, there are likely to be deviations between such asset’s current price and its last quoted price (i.e., the quote from the closed foreign market to the Fund). The impact of a closed foreign market on the Fund is likely to be greater where a large portion of the Fund’s holdings trade on a closed foreign market or when a foreign market is closed for unscheduled reasons. These deviations could result in premiums or discounts to the Fund’s NAV that may be greater than those experienced by other funds.

iShares International High Yield Bond ETF | Non U S Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non-U.S. Securities Risk. Securities issued by non-U.S. issuers (including depositary receipts) are subject to different legal, regulatory, political, economic, and market risks than securities issued by U.S. issuers. These risks include greater market volatility, less market liquidity, higher transaction costs, expropriation, confiscatory taxation, adverse changes in foreign investment or currency control regulations, restrictions on the repatriation of capital, and political instability. Non-U.S. issuers may be subject to different accounting, audit and financial reporting standards than U.S. issuers, and there may be less publicly available information about non-U.S. issuers. Foreign market trading hours, different clearing and settlement procedures, and holiday schedules may limit the Fund's ability to engage in portfolio transactions. To the extent that investments are made in a limited number of countries, events in those countries will have a more significant impact on the Fund. The Fund is specifically exposed to European Economic Risk.

iShares International High Yield Bond ETF | Operational Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and BFA seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

iShares International High Yield Bond ETF | Privately Issued Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Privately Issued Securities Risk. Privately issued securities are securities that have not been registered under the 1933 Act. Such securities typically are subject to legal restrictions on resale and generally are not traded in established public markets. As a result, privately issued securities may be deemed to be illiquid investments, may be more difficult to value than publicly traded securities, may be subject to wide fluctuations in value and may have higher transaction costs. There can be no assurance that a trading market will exist at any time for any particular privately issued security. Difficulty in selling such securities at a desirable time or price may result in a loss to the Fund.

iShares International High Yield Bond ETF | Reliance on Trading Partners Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Reliance on Trading Partners Risk. The Fund invests in countries or regions whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund's investments. Through its holdings of securities of certain issuers, the Fund is specifically exposed to Asian Economic Risk, European Economic Risk and North American Economic Risk.

iShares International High Yield Bond ETF | Telecommunications Sector Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Telecommunications Sector Risk. Companies in the telecommunications sector may be affected by industry competition, substantial capital requirements, government regulation and obsolescence of telecommunications products and services due to technological advancement.

iShares International High Yield Bond ETF | Tracking Error Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Tracking Error Risk. The Fund may be subject to “tracking error,” which is the divergence of the Fund’s performance from that of the Underlying Index. Tracking error may occur due to a number of factors, including differences between the securities and other assets held in the Fund’s portfolio and those included in the Underlying Index; differences in the timing and methodologies used to value securities and other assets; transaction costs and other expenses incurred by the Fund that the Underlying Index does not incur; the Fund’s holding of uninvested cash; differences in the timing of the accrual or the valuation of dividends or interest received by the Fund or distributions paid to Fund shareholders; tax gains or losses; the requirements for the Fund to maintain pass-through tax treatment; portfolio transactions carried out to minimize the distribution of capital gains to shareholders; the acceptance of custom baskets; changes to the Underlying Index; and impacts to the Fund of complying with certain regulatory requirements or limits. Tracking error risk may be heightened during times of increased market volatility or other unusual market conditions. A Fund that tracks an index with exposure to non-U.S. issuers may experience higher tracking error than ETFs that do not track such indexes.

iShares International High Yield Bond ETF | Valuation Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Valuation Risk. The price that the Fund could receive upon the sale (or other disposition) of a security or other asset may differ from the Fund’s valuation of the security or other asset, particularly for securities or other assets that trade in low volume or volatile markets or that are valued using a fair value methodology. The price received by the Fund also may differ from the value used by the Underlying Index. In addition, the value of the securities or other assets in the Fund’s portfolio may change on days or during time periods when investors are not able to purchase or sell Fund shares. Authorized Participants that create or redeem Fund shares on days when the Fund is holding fair-valued securities or other assets may receive fewer or more shares, or lower or higher redemption proceeds, than they would have received had the securities or other assets not been fair valued or been valued using a different methodology. The ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

iShares International High Yield Bond ETF | iShares International High Yield Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.40%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	none	[1],[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.40%	[1]
1 Year	rr_ExpenseExampleYear01	$ 41
3 Years	rr_ExpenseExampleYear03	128
5 Years	rr_ExpenseExampleYear05	224
10 Years	rr_ExpenseExampleYear10	$ 505
2015	rr_AnnualReturn2015	(9.47%)
2016	rr_AnnualReturn2016	4.35%
2017	rr_AnnualReturn2017	19.65%
2018	rr_AnnualReturn2018	(8.04%)
2019	rr_AnnualReturn2019	8.91%
2020	rr_AnnualReturn2020	10.49%
2021	rr_AnnualReturn2021	(3.93%)
2022	rr_AnnualReturn2022	(15.92%)
2023	rr_AnnualReturn2023	16.08%
2024	rr_AnnualReturn2024	0.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.82%)
One Year	rr_AverageAnnualReturnYear01	0.47%
Five Years	rr_AverageAnnualReturnYear05	0.80%
Ten Years	rr_AverageAnnualReturnYear10	1.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 03, 2012
iShares International High Yield Bond ETF | Return After Taxes on Distributions | iShares International High Yield Bond ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.52%)
Five Years	rr_AverageAnnualReturnYear05	(0.29%)
Ten Years	rr_AverageAnnualReturnYear10	0.83%
iShares International High Yield Bond ETF | Return After Taxes on Distributions and Sale of Fund Shares | iShares International High Yield Bond ETF
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.28%
Five Years	rr_AverageAnnualReturnYear05	0.16%
Ten Years	rr_AverageAnnualReturnYear10	0.92%
iShares International High Yield Bond ETF | iBoxx Global Government Index (Returns do not reflect deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.70%	[3]
Five Years	rr_AverageAnnualReturnYear05	(0.83%)	[3]
Ten Years	rr_AverageAnnualReturnYear10	0.15%	[3]
iShares International High Yield Bond ETF | Markit iBoxx Global Developed Markets ex-US High Yield Index (Returns do not reflect deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	0.44%
Five Years	rr_AverageAnnualReturnYear05	1.04%
Ten Years	rr_AverageAnnualReturnYear10	1.92%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude acquired fund fees and expenses, if any.
[2]	The amount rounded to 0.00%.
[3]	The Fund has added this broad-based index in response to new regulatory requirements.